Investments in Unconsolidated Entities (Details) ¥ in Millions				12 Months Ended
	Aug. 15, 2016 CNY (¥)	Jun. 02, 2016 USD ($)	Jun. 02, 2016 CNY (¥)	Mar. 31, 2022 USD ($)	Nov. 08, 2019
Investments in Unconsolidated Entities (Details) [Line Items]
Ownership transferred		10.00%	10.00%
Equity Method Investment [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity interest percentage	15.00%				70.00%
Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | $				$ 140,000
Impairment of investments		$ 129,695	¥ 0.9
Beijing Tianyuebowen Science and Technology Co., Ltd. [Member] | Equity Method Investment [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity interest percentage			10.00%
Zhongtai International Education Technology [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments	¥ 1.0			150,000
Impairment of investments	¥ 1.0			$ 157,746
Zhongtai International Education Technology [Member] | Equity Method Investment [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity interest percentage	15.00%
RMB [Member] | Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | ¥			¥ 0.9